Equity and Redeemable Non-controlling Interest - Schedule of Common Stock Outstanding shares (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Beginning balance		90,894,853	45,344,735	8,198,838	10,000
Common stock shares issued		167,639,517	45,663,646	36,612,006	8,188,838
Distribution reinvestment plan shares issued		2,572,872	1,943,869	538,388
Common stock shares repurchased	(475,386)	(1,818,559)	(2,061,631)	(10,350)
Independent directors' restricted stock grant		14,829	4,234	5,853
Ending balance	259,303,512	259,303,512	90,894,853	45,344,735	8,198,838
Common Stock Class T
Class Of Stock [Line Items]
Beginning balance		2,463,182	1,412,563	483	0
Common stock shares issued		1,523,077	1,137,269	1,401,818	483
Distribution reinvestment plan shares issued		60,801	56,484	10,262
Common stock shares repurchased		(37,422)	(143,134)
Ending balance	4,009,638	4,009,638	2,463,182	1,412,563	483
Common Stock Class S
Class Of Stock [Line Items]
Beginning balance		46,431,661	26,164,794	6,610,280	0
Common stock shares issued		74,589,078	20,138,235	19,176,803	6,610,280
Distribution reinvestment plan shares issued		1,442,493	1,188,342	383,218
Common stock shares repurchased		(819,843)	(1,059,710)	(5,507)
Ending balance	121,643,389	121,643,389	46,431,661	26,164,794	6,610,280
Common Stock Class D
Class Of Stock [Line Items]
Beginning balance		2,847,097	1,653,094	46,075	0
Common stock shares issued		15,921,954	1,190,809	1,584,566	46,075
Distribution reinvestment plan shares issued		109,861	87,505	22,453
Common stock shares repurchased		(35,754)	(84,311)
Ending balance	18,843,158	18,843,158	2,847,097	1,653,094	46,075
Common Stock Class I
Class Of Stock [Line Items]
Beginning balance		39,152,913	16,114,284	1,542,000	10,000
Common stock shares issued		75,605,408	23,197,333	14,448,819	1,532,000
Distribution reinvestment plan shares issued		959,717	611,538	122,455
Common stock shares repurchased		(925,540)	(774,476)	(4,843)
Independent directors' restricted stock grant		14,829	4,234	5,853
Ending balance	114,807,327	114,807,327	39,152,913	16,114,284	1,542,000